Changes in Accounting Policies (IFRS 9 Financial Instruments, Total Impact on Retained Earnings) (Details) - CNY (¥) ¥ in Thousands	Jan. 01, 2018	Dec. 31, 2017
IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings		¥ 13,128,257
IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	¥ 13,128,257
IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Retained earnings	¥ 0